Summary of accounting policies - Additional information (Detail) ¥ in Millions		6 Months Ended
	Apr. 01, 2020 JPY (¥)	Sep. 30, 2020 JPY (¥) Segment	Mar. 31, 2020 JPY (¥)
Accounting Policy [Line Items]
Number of business segments | Segment		3
Retained earnings		¥ 1,775,691	¥ 1,645,451
Accounting Standards Update 2016-13 [Member]
Accounting Policy [Line Items]
New accounting standards impact on Other liabilities	¥ 638
New accounting standards impact on Deferred tax assets	72
Additional allowances for credit losses	1,972
Loans receivable	(9,774)
Loan commitment	5,888
Retained earnings	(15,662)
Accounting Standards Update 2016-13 [Member] | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Accounting Policy [Line Items]
Retained earnings	¥ (2,538)